Investments Accounted for Using the Equity Method - Equity in Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of Investments Accounted for Using Equity Method [Abstract]
Investments accounted for using the equity method, Affiliates	¥ 359,784	¥ 320,786
Investments accounted for using the equity method, Joint ventures	319,733	276,476
Investments accounted for using the equity method, Total	679,517	597,262	¥ 593,002
Honda's equity of undistributed earnings, Affiliates	261,296	223,749
Honda's equity of undistributed earnings, Joint ventures	230,387	193,046
Honda's equity of undistributed earnings, Total	¥ 491,683	¥ 416,795